FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring [Member] - Golden Star Acquisition Corporation [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities held in Trust Account	$ 27,831,371	$ 72,039,823
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities held in Trust Account